Discontinued Operations (Tables)	3 Months Ended	12 Months Ended
	Oct. 31, 2013	Jul. 31, 2013
Discontinued Operations [Abstract]
Assets and liabilities related to discontinued operation
Further, assets and liabilities related to the discontinued operations in the accompanying consolidated balance sheets are as follows (in thousands):

	October 31,	July 31,
	2013	2013
Assets of Discontinued Operations
Trade and other accounts receivable	$79	$106
Prepaid and other current assets	13	26
Property and equipment, net	19	20
	$111	$152
Liabilities of Discontinued Operations
Accounts payable	11	4
Accrued expenses and other	66	62
	$77	$66

Further, assets and liabilities related to the discontinued operations in the accompanying consolidated balance sheets are as follows (in thousands):

	July 31,	July 31,
	2013	2012
Assets of Discontinued Operations	$
Accounts receivable	106	$294
Inventories	-	543
Prepaid and other current assets	26	23
Property and equipment, net	20	25
	$152	$885
Liabilities of Discontinued Operations
Accounts payable	4	23
Accrued expenses and other	215	393
	$219	$416

Condensed results of operation for discontinued operation
Condensed results of operations for the discontinued operations for the three months ended October 31, 2013 and 2012 are as follows (in thousands):

	Three Months Ended
	October 31,
	2013	2012
Revenues	$27	$348
Royalties earned from sale of business	69	-
Income from discontinued operations	$58	$82

Condensed results of operations for the discontinued operations for the years ended July 31, 2013 and 2012 are as follows (in thousands):

	For the Years Ended July 31,
	2013	2012
Revenues	$1,223	$1,826
Income from discontinued operations	342	455
Loss on sale of discontinued operations	(286)	-
Net income from discontinued operations	$56	$455